	APPLIED FINANCE CORE FUND
Schedule of Investments		July 31, 2022 (unaudited)
		Shares	Fair Value
97.73%	COMMON STOCKS
11.82%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc. . . . . . . . .	7,445	$ 926,828
	Hasbro, Inc. . . . . . . . . . . . . . .	10,667	839,706
	Kohl’s Corp. . . . . . . . . . . . . . .	17,186	500,800
	Target Corp. . . . . . . . . . . . . . .	4,675	763,801
	Whirlpool Corp. . . . . . . . . . . . .	4,728	817,329
			3,848,464
7.15%	CONSUMER STAPLES
	Unilever, N.V. . . . . . . . . . . . . .	12,396	603,189
	Walgreens Boots Alliance, Inc. . . . . . .	20,930	829,247
	Walmart, Inc. . . . . . . . . . . . . . .	6,783	895,695
			2,328,131
5.94%	ENERGY
	Chevron Corp. . . . . . . . . . . . . .	6,098	998,730
	Marathon Petroleum Corp. . . . . . . .	10,200	934,932
			1,933,662
18.79%	FINANCIALS
	Ameriprise Financial, Inc. . . . . . . . .	3,578	965,774
	Huntington Bancshares, Inc. . . . . . . .	69,695	926,247
	JPMorgan Chase & Co. . . . . . . . . .	6,803	784,794
	The PNC Financial Services Group, Inc. . .	5,349	887,613
	Prudential Financial, Inc. . . . . . . . .	9,168	916,708
	State Street Corp. . . . . . . . . . . .	11,528	818,949
	The Travelers Companies, Inc. . . . . . .	5,154	817,940
			6,118,025
15.75%	HEALTH CARE
	Abbott Laboratories . . . . . . . . . .	7,959	866,258
	Eli Lilly and Co. . . . . . . . . . . . .	2,574	848,622
	Johnson & Johnson . . . . . . . . . .	4,907	856,370
	Merck & Co., Inc. . . . . . . . . . . . .	9,305	831,309
	Novartis AG . . . . . . . . . . . . . .	10,398	892,460
	Pfizer, Inc. . . . . . . . . . . . . . . .	16,514	834,122
			5,129,141

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QUARTERLY REPORT

	APPLIED FINANCE CORE FUND
Schedule of Investments - continued		July 31, 2022 (unaudited)
		Shares	Fair Value
11.32%	INDUSTRIAL
	Eaton Corp. PLC . . . . . . . . . . . .	6,484	$962,161
	Norfolk Southern Corp. . . . . . . . . .	3,713	932,594
	PACCAR, Inc. . . . . . . . . . . . . .	10,000	915,200
	Raytheon Technologies Corp. . . . . . .	9,382	874,496
			3,684,451
10.14%	INFORMATION TECHNOLOGY
	Accenture PLC . . . . . . . . . . . . .	2,679	820,470
	Cisco Systems, Inc. . . . . . . . . . . .	17,543	795,926
	Intel Corp. . . . . . . . . . . . . . . .	20,928	759,896
	Microsoft Corp. . . . . . . . . . . . .	3,294	924,758
			3,301,050
2.56%	MATERIALS		835,054
	LyondellBasell Industries NV Class A . . .	9,370
2.83%	REAL ESTATE		921,289
	Omega Healthcare Investors, Inc. . . . .	29,719
2.55%	TELECOMMUNICATIONS		830,912
	Verizon Communications, Inc. . . . . . .	17,989
8.88%	UTILITIES
	Public Services Enterprise Group, Inc. . .	14,232	934,615
	Sempra Energy . . . . . . . . . . . .	6,071	1,006,572
	UGI Corp. . . . . . . . . . . . . . . .	22,041	951,290
			2,892,477
97.73%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		31,822,656
1.88%	EXCHANGE TRADED FUNDS
1.88%	LARGE CAP		614,533
	Applied Finance Valuation Large Cap ETF* .	24,600
0.11%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -		35,940
	Institutional Class 1.81% . . . . . . . .	35,940
99.72%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		32,473,129
0.28%	Other assets, net of liabilities . . . . . . . . . . . . . .		89,979
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$32,563,108

* Non-income producing

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QUARTERLY REPORT

APPLIED FINANCE CORE FUND

Schedule of Investments - continued	July 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted Prices	Observable	Unobservable	Total
		Inputs	Inputs
Common Stocks . . . . .	$31,822,656	$—	$—	$31,822,656
ETF Funds . . . . . . . .	614,533			614,533
Money Market . . . . . .	35,940			35,940
Total Investments . . . . .	$32,473,129	$—	$—	$32,473,129

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2022.

At July 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $34,287,318 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . . $ 1,612,367

Gross unrealized depreciation . . . . . (3,426,557)

Net unrealized appreciation . . . . . . $ (1,814,189)

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QUARTERLY REPORT